Lease - Schedule of Future Lease Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Future lease payments under operating leases
2021	$ 7,700
2022	10,621
2023	10,745
2024	10,891
2025	11,016
Thereafter	63,430
Total future lease payments	114,403
Less: Imputed interest	25,398
Total lease liability balance	$ 89,005